Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Restricted cash	$ 74,756		$ 74,756	$ 74,756			$ 79,756
impairment charge
Preferred stock warrant liability
Earnout liability					$ 4,900,000	$ 4,900,000
Change of fair value of the earnout liability	$ 4,870,000
Expected dividend yield	0.00%
Individual title name	Chief Executive Officer
Approach of CODM to determine segment information	The CODM evaluates financial information on a consolidated basis, focusing on key metrics such as research and development expense, general and administrative expenses, and other income/expenses, which is reflected on the face of the Company’s consolidated statement of operations.
Total income tax payment	5.00%		5.00%
Year of inception			February 14, 2024
Change of fair value of the earnout liability			$ 4,880,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years		3 years	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years	5 years